UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	7/31/2009

Item 1.	Schedule of Investments

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments

as of July 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS
CONSUMER DISCRETIONARY 15.1%

Distributors
1,100	Core-Mark Holding Co., Inc.(a)	$29,546

Diversified Consumer Services 1.2%
16,100	Capella Education Co.(a)(b)	1,036,196
6,100	Hillenbrand, Inc.	110,532
11,700	Pre-Paid Legal Services, Inc.(a)	570,609
21,100	Universal Technical Institute, Inc.(a)(b)	334,857

		2,052,194

Hotels, Restaurants & Leisure 3.8%
9,300	Buffalo Wild Wings, Inc.(a)(b)	375,255
58,400	California Pizza Kitchen, Inc.(a)(b)	963,600
9,850	CEC Entertainment, Inc.(a)(b)	287,324
15,800	Cracker Barrel Old Country Store, Inc.(b)	455,988
27,900	Jack in the Box, Inc.(a)	588,690
14,900	O’Charleys, Inc.	154,811
14,400	P.F. Chang’s China Bistro, Inc.(a)(b)	488,304
9,200	Papa John’s International, Inc.(a)	233,772
13,200	Peet’s Coffee & Tea, Inc.(a)	362,604
25,400	Pinnacle Entertainment, Inc.(a)(b)	254,762
9,300	Red Robin Gourmet Burgers, Inc.(a)(b)	174,096
61,200	Ruby Tuesday, Inc.(a)	457,776
14,100	Steak N Shake Co. (The)(a)	144,102
85,900	Texas Roadhouse, Inc. (Class A Stock)(a)(b)	956,067
12,500	WMS Industries, Inc.(a)(b)	452,000

		6,349,151

Household Durables 0.8%
6,400	Blyth, Inc.	271,552
2,400	Helen of Troy Ltd.(a)	52,200
10,700	Jarden Corp.(a)	263,755
71,200	La-Z-Boy, Inc.	482,024
1,700	National Presto Industries, Inc.	136,612
8,600	Universal Electronics, Inc.(a)	181,546

		1,387,689

Internet & Catalog Retail 0.9%
1,300	Blue Nile, Inc.(a)	60,099
16,300	NutriSystem, Inc.	231,949
54,600	PetMed Express, Inc.(a)(b)	1,013,376
18,500	Stamps.com, Inc.(a)	159,655

		1,465,079

Leisure Equipment & Products 1.0%
31,900	Polaris Industries, Inc.	1,208,053
45,900	Sturm, Ruger & Co., Inc.(b)	572,832

		1,780,885

Multi-line Retail 0.1%
8,100	Fred’s, Inc. (Class A Stock)	109,188

Specialty Retail 5.1%
5,900	Aeropostale, Inc.(a)	214,760
18,200	Brown Shoe Co., Inc.	141,050
27,700	Buckle, Inc. (The)(b)	857,038
40,400	Cabela’s, Inc.(a)(b)	654,884
14,800	Cato Corp. (The) (Class A Stock)	294,224
42,100	Charlotte Russe Holding, Inc.(a)	631,921
23,000	Children’s Place Retail Stores, Inc. (The)(a)(b)	753,710
42,800	Dress Barn, Inc.(a)(b)	667,252
9,100	Genesco, Inc.(a)	197,652
12,000	Group 1 Automotive, Inc.(b)	353,520
17,200	Gymboree Corp.(a)	684,216
2,300	Haverty Furniture Cos., Inc.	24,702
12,200	JOS A Bank Clothiers, Inc.(a)(b)	446,398
20,800	Men’s Wearhouse, Inc. (The)(b)	449,488
67,300	PEP Boys-Manny Moe & Jack	668,289
1,800	Stage Stores, Inc.	22,464
32,700	Tractor Supply Co.(a)(b)	1,568,619

		8,630,187

Textiles, Apparel & Luxury Goods 2.2%
58,200	Carter’s, Inc.(a)	1,649,388
3,100	Deckers Outdoor Corp.(a)	209,591
33,500	Maidenform Brands, Inc.(a)	463,305
6,700	Oxford Industries, Inc.	91,857
35,400	True Religion Apparel, Inc.(a)(b)	791,544
6,200	Unifirst Corp.	241,304
8,400	Wolverine World Wide, Inc.	202,440

		3,649,429

CONSUMER STAPLES 3.6%

Food & Staples Retailing 0.8%
3,600	Andersons, Inc. (The)	115,992
40,100	Casey’s General Stores, Inc.	1,099,943
5,500	Spartan Stores, Inc.	70,895
1,500	Weis Markets, Inc.	49,605

		1,336,435

Food Products 2.4%
18,600	Chiquita Brands International, Inc.(a)(b)	227,850
69,400	Darling International, Inc.(a)	489,964
14,100	Del Monte Foods Co.	136,206
24,100	Diamond Foods, Inc.	679,620
7,500	J&J Snack Foods Corp.	325,050

3,900	Lance, Inc.	98,826
28,000	Sanderson Farms, Inc.	1,139,040
30,400	TreeHouse Foods, Inc.(a)	986,480

		4,083,036

Household Products
1,600	WD-40 Co.	48,368

Personal Products 0.3%
6,100	Chattem, Inc.(a)	382,287
2,900	Prestige Brands Holdings, Inc.(a)	18,937

		401,224

Tobacco 0.1%
43,200	Alliance One International, Inc.(a)(b)	178,848

ENERGY 4.9%

Energy Equipment & Services 2.3%
11,300	Bristow Group, Inc.(a)(b)	374,030
13,100	Cal Dive International, Inc.(a)	116,983
16,000	CARBO Ceramics, Inc.	667,040
5,600	Dresser-Rand Group, Inc.(a)	163,016
1,700	Dril-Quip, Inc.(a)	71,893
3,700	Gulf Island Fabrication, Inc.	53,650
2,800	Lufkin Industries, Inc.	127,120
7,500	Matrix Service Co.(a)	75,975
30,100	Oil States International, Inc.(a)	816,312
39,800	Pioneer Drilling Co.(a)	174,324
15,900	SEACOR Holdings, Inc.(a)(b)	1,263,732

		3,904,075

Oil, Gas & Consumable Fuels 2.6%
3,500	Berry Petroleum Co. (Class A Stock)	83,020
26,900	Holly Corp.	572,163
2,000	Penn Virginia Corp.	38,420
12,400	Petroleum Development Corp.(a)	208,816
16,200	St. Mary Land & Exploration Co.	386,694
102,000	Stone Energy Corp.(a)	1,107,720
28,000	Swift Energy Co.(a)	551,600
10,100	Venoco, Inc.(a)	89,284
29,900	World Fuel Services Corp.(b)	1,311,414

		4,349,131

FINANCIAL 17.2%

Capital Markets 1.7%
13,200	Ameriprise Financial, Inc.	366,960
4,000	Greenhill & Co., Inc.(b)	301,280
7,900	Investment Technology Group, Inc.(a)	176,565
25,900	LaBranche & Co., Inc.(a)	98,161
7,800	optionsXpress Holdings, Inc.	140,946
22,400	Piper Jaffray Cos., Inc.(a)(b)	1,027,264

5,800	Stifel Financial Corp.(a)(b)	289,594
30,800	SWS Group, Inc.	423,808

		2,824,578

Commercial Banks 4.9%
41,600	Boston Private Financial Holdings, Inc.	190,528
4,800	Cardinal Financial Corp.	37,392
1,100	City Holding Co.	35,442
8,800	Columbia Banking System, Inc.	106,832
48,800	Community Bank System, Inc.(b)	884,744
61,500	East West Bancorp, Inc.(b)	543,660
58,000	First Commonwealth Financial Corp.	386,860
18,100	First Financial Bancorp	156,384
6,100	First Financial Bankshares, Inc.(b)	321,287
23,100	First Midwest Bancorp, Inc.	193,116
18,500	Hancock Holding Co.(b)	747,215
9,700	Harleysville National Corp.	53,156
4,700	Home Bancshares, Inc.	102,272
25,300	Independent Bank Corp.	539,649
92,000	National Penn Bancshares, Inc.	458,160
23,300	NBT Bancorp, Inc.(b)	534,502
2,200	Oriental Financial Group, Inc.	31,042
10,400	PrivateBancorp, Inc.(b)	258,232
32,200	Prosperity Bancshares, Inc.	1,079,022
3,100	S&T Bancorp, Inc.	42,501
10,100	Signature Bank(a)	297,748
2,100	Simmons First National Corp. (Class A Stock)	62,958
20,200	Sterling Bancorp	163,014
3,100	Tompkins Financial Corp.	137,888
56,900	UCBH Holdings, Inc.(b)	68,849
1,100	UMB Financial Corp.(b)	45,892
40,000	Umpqua Holdings Corp.	388,000
18,800	United Bankshares, Inc.(b)	380,888
1,100	Wintrust Financial Corp.	28,765

		8,275,998

Consumer Finance 1.0%
13,900	Cash America International, Inc.	371,547
51,700	First Cash Financial Services, Inc.(a)	971,960
11,100	World Acceptance Corp.(a)(b)	263,292

		1,606,799

Diversified Financial Services 0.2%
13,050	Financial Federal Corp.	264,654
6,700	PHH Corp.(a)(b)	122,811

		387,465

Insurance 3.1%
800	Allied World Assurance Co. Holdings Ltd. (Bermuda)	34,768
2,000	American Financial Group, Inc.	48,780
2,700	American Physicians Capital, Inc.	120,123
20,800	AMERISAFE, Inc.(a)	345,904
1,200	Assurant, Inc.	30,624

3,400	Assured Guaranty Ltd.	47,498
4,200	Axis Capital Holdings Ltd.	119,532
47,900	Conseco, Inc.(a)	148,969
40,200	Delphi Financial Group, Inc. (Class A Stock)	957,966
9,800	eHealth, Inc.(a)	159,152
3,100	Endurance Specialty Holdings Ltd. (Bermuda)	103,447
3,000	Greenlight Capital Re Ltd. (Class A Stock)(a)	54,990
3,500	Hallmark Financial Services(a)	22,960
12,800	Infinity Property & Casualty Corp.	531,712
9,200	Montpelier Re Holdings Ltd.	144,256
3,900	Presidential Life Corp.	34,866
10,100	ProAssurance Corp.(a)(b)	512,878
6,100	RLI Corp.	302,621
7,000	Safety Insurance Group, Inc.	225,820
21,400	Selective Insurance Group, Inc.(b)	319,716
12,400	StanCorp Financial Group, Inc.	426,808
2,400	Stewart Information Services Corp.	33,048
18,100	Tower Group, Inc.(b)	451,957
1,900	United Fire & Casualty Co.	31,939

		5,210,334

Real Estate Investment Trusts 5.5%
43,700	BioMed Realty Trust, Inc.	510,416
4,700	Brandywine Realty Trust	38,446
28,500	Cedar Shopping Centers, Inc.	151,335
107,400	Colonial Properties Trust(b)	857,052
26,500	DiamondRock Hospitality Co.	179,140
39,200	Duke Realty Corp.(b)	372,008
9,700	EastGroup Properties, Inc.	336,784
32,200	Extra Space Storage, Inc.	282,716
4,200	Franklin Street Properties Corp.	59,892
5,400	Home Properties, Inc.(b)	192,780
52,400	Inland Real Estate Corp.	386,712
14,000	Kilroy Realty Corp.(b)	330,400
21,600	Kite Realty Group Trust	69,120
38,700	LaSalle Hotel Properties	577,017
98,743	Lexington Realty Trust	422,620
42,700	LTC Properties, Inc.(b)	1,042,734
38,800	Medical Properties Trust, Inc.	271,600
1,600	Mid-America Apartment Communities, Inc.	63,472
18,200	National Retail Properties, Inc.	358,722
26,400	Parkway Properties, Inc.	374,088
10,900	Post Properties, Inc.	154,344
9,300	PS Business Parks, Inc.	480,903
8,000	Ramco-Gershenson Properties Trust	72,720
36,700	Senior Housing Properties Trust	684,822
16,400	Sovran Self Storage, Inc.	441,488
3,700	Sun Communities, Inc.	56,610
14,200	Sunstone Hotel Investors, Inc.(b)	78,952
5,600	Tanger Factory Outlet Centers	199,024
11,500	Urstadt Biddle Properties, Inc. (Class A Stock)	176,985

		9,222,902

Real Estate Management & Development 0.3%
44,900	Forestar Group, Inc.(a)	584,598

Thrifts & Mortgage Finance 0.5%
19,200	Astoria Financial Corp.	186,432
26,800	Bank Mutual Corp.	263,712
11,300	Dime Community Bancshares	136,052
2,200	First Financial Holdings, Inc.	31,504
6,800	Flushing Financial Corp.	72,148
16,700	Trustco Bank Corp.	105,043

		794,891

HEALTHCARE 13.4%

Biotechnology 1.1%
5,300	Arqule, Inc.(a)	32,436
58,000	Cubist Pharmaceuticals, Inc.(a)(b)	1,152,460
20,500	Enzon Pharmaceuticals, Inc.(a)(b)	166,665
3,800	Immunomedics, Inc.(a)	15,732
7,200	Isis Pharmaceuticals, Inc.(a)	131,616
7,500	Martek Biosciences Corp.(b)	174,450
10,700	Savient Pharmaceuticals, Inc.(a)	166,813

		1,840,172

Healthcare Equipment & Supplies 4.6%
53,700	Align Technology, Inc.(a)	585,867
79,800	American Medical Systems Holdings, Inc.(a)	1,220,142
7,300	Cantel Medical Corp.(a)	113,004
28,800	Cooper Cos., Inc. (The)	790,272
41,700	Cyberonics, Inc.(a)(b)	692,637
21,000	ev3, Inc.(a)	257,670
9,300	Greatbatch, Inc.(a)	204,972
21,800	Haemonetics Corp.(a)(b)	1,286,418
17,500	ICU Medical, Inc.(a)	681,275
16,200	Invacare Corp.	330,480
2,300	Kensey Nash Corp.(a)	65,688
3,100	Meridian Bioscience, Inc.	68,262
20,200	Merit Medical Systems, Inc.(a)(b)	369,458
25,600	SurModics, Inc.(a)(b)	572,416
49,100	Symmetry Medical, Inc.(a)	420,296

		7,658,857

Healthcare Providers & Services 5.1%
8,600	Amedisys, Inc.(a)(b)	384,506
42,100	AMERIGROUP Corp.(a)	1,039,028
10,600	AmSurg Corp.(a)	218,572
15,000	Bio-Reference Labs, Inc.(a)	480,900
40,000	Centene Corp.(a)(b)	772,400
7,400	Chemed Corp.(b)	326,340
1,500	Corvel Corp.(a)	36,630
3,800	Coventry Health Care, Inc.(a)	87,400
4,800	Gentiva Health Services, Inc.(a)	102,144
10,800	Healthsouth Corp.(a)	155,520
35,700	Healthways, Inc.(a)	526,218
6,700	HMS Holdings Corp.(a)	257,280
35,000	inVentiv Health, Inc.(a)(b)	536,900

1,400	IPC The Hospitalist Co., Inc.(a)	38,990
31,200	LHC Group, Inc.(a)(b)	915,720
1,300	Lincare Holdings, Inc.(a)	34,034
6,600	Magellan Health Services, Inc.(a)	213,576
32,000	Medcath Corp.(a)	385,920
10,200	Mednax, Inc.(a)	472,770
19,400	Molina Healthcare, Inc.(a)	437,470
1,200	MWI Veterinary Supply, Inc.(a)	46,056
8,700	Odyssey HealthCare, Inc.(a)	101,355
22,900	PharMerica Corp.(a)(b)	479,984
10,700	PSS World Medical, Inc.(a)(b)	216,247
10,400	RehabCare Group, Inc.(a)	250,224
6,600	Res-Care, Inc.(a)	103,092

		8,619,276

Healthcare Technology 1.2%
24,400	Computer Programs & Systems, Inc.	950,380
28,800	Eclipsys Corp.(a)	524,160
39,300	Phase Forward, Inc.(a)	558,060

		2,032,600

Life Sciences, Tools & Services 0.6%
4,900	Bruker Corp.(a)	49,294
26,400	Cambrex Corp.(a)	120,912
12,700	Dionex Corp.(a)(b)	837,057

		1,007,263

Pharmaceuticals 0.8%
9,900	Endo Pharmaceuticals Holdings, Inc.(a)	207,999
10,600	Medicines Co. (The)(a)	85,966
20,200	Noven Pharmaceuticals, Inc.(a)	332,896
44,400	Par Pharmaceutical Cos., Inc.(a)(b)	719,724
800	Valeant Pharmaceuticals International(a)(b)	20,640

		1,367,225

INDUSTRIALS 16.3%

Aerospace & Defense 2.4%
6,000	AAR Corp.(a)	114,780
4,700	American Science & Engineering, Inc.	327,825
45,700	Applied Signal Technology, Inc.	1,142,500
27,400	Cubic Corp.(b)	1,072,984
9,500	Curtiss-Wright Corp.(b)	313,785
700	Esterline Technologies Corp.(a)	19,901
6,100	Stanley, Inc.(a)	187,514
26,300	Teledyne Technologies, Inc.(a)(b)	860,799

		4,040,088

Airlines 0.3%
2,600	Allegiant Travel Co.(a)	112,606
37,400	Hawaiian Holdings, Inc.(a)	238,986
13,600	SkyWest, Inc.	172,448

		524,040

Building Products 0.6%
6,200	Apogee Enterprises, Inc.	90,396
12,700	Griffon Corp.(a)	122,428
17,400	Universal Forest Products, Inc.	776,736

		989,560

Commercial Services & Supplies 2.8%
17,700	ABM Industries, Inc.(b)	372,939
5,100	ATC Technology Corp.(a)	106,692
8,700	Cenveo, Inc.(a)	42,021
19,800	Consolidated Graphics, Inc.(a)(b)	362,340
4,900	Deluxe Corp.	76,685
5,000	G & K Services, Inc. (Class A Stock)	113,600
36,300	Geo Group, Inc. (The)(a)	652,674
29,600	Healthcare Services Group, Inc.	552,632
7,500	Interface, Inc. (Class A Stock)	52,050
2,400	Mobile Mini, Inc.(a)	38,832
58,900	Sykes Enterprises, Inc.(a)	1,172,110
2,600	Tetra Tech, Inc.(a)	78,312
23,400	United Stationers, Inc.(a)(b)	1,086,228
3,000	Waste Services, Inc.(a)	14,340

		4,721,455

Construction & Engineering 0.7%
52,300	EMCOR Group, Inc.(a)	1,261,476

Electrical Equipment 1.9%
13,500	A.O. Smith Corp.	527,040
20,900	Acuity Brands, Inc.(b)	616,759
6,800	AZZ, Inc.(a)	263,500
7,100	Baldor Electric Co.(b)	182,896
14,200	Belden, Inc.(b)	249,068
25,700	Brady Corp. (Class A Stock)(b)	755,837
5,300	LaBarge, Inc.(a)	56,021
10,200	Regal-Beloit Corp.(b)	472,872
12,100	Vicor Corp.	95,469

		3,219,462

Industrial Conglomerates 0.1%
17,300	Tredegar Corp.	253,272

Machinery 3.9%
27,700	Actuant Corp. (Class A Stock)	355,668
25,700	Albany International Corp. (Class A Stock)	353,118
15,000	Badger Meter, Inc.(b)	552,750
30,100	Briggs & Stratton Corp.	516,817
6,000	Chart Industries, Inc.(a)	115,560
21,000	CIRCOR International, Inc.	484,260
3,500	CLARCOR, Inc.(b)	115,885
10,500	EnPro Industries, Inc.(a)	187,110
4,500	ESCO Technologies, Inc.(a)	184,905

44,900	Gardner Denver, Inc.(a)	1,310,631
27,000	John Bean Technologies Corp.	374,220
4,200	Oshkosh Corp.	115,290
23,400	Robbins & Myers, Inc.	489,762
14,700	Toro Co.(b)	509,502
3,800	Trinity Industries, Inc.	53,048
2,500	Valmont Industries, Inc.	179,550
24,800	Watts Water Technologies, Inc. (Class A Stock)	653,232

		6,551,308

Marine 0.9%
40,500	Kirby Corp.(a)(b)	1,498,905

Professional Services 0.6%
12,500	Administaff, Inc.	313,250
15,700	CDI Corp.	199,390
11,500	School Specialty, Inc.(a)	257,255
33,300	Spherion Corp.(a)	183,150

		953,045

Road & Rail 1.2%
8,300	Arkansas Best Corp.	236,384
1,100	Con-way, Inc.	50,105
29,600	Heartland Express, Inc.	455,840
29,900	Knight Transportation, Inc.(b)	542,386
19,100	Old Dominion Freight Line, Inc.(a)	680,533

		1,965,248

Trading Companies & Distributors 0.9%
20,000	Applied Industrial Technologies, Inc.	442,400
7,200	H&E Equipment Services, Inc.(a)	76,608
5,900	Kaman Corp.(b)	113,162
12,200	Watsco, Inc.	640,012
7,700	WESCO International, Inc.(a)	190,113

		1,462,295

INFORMATION TECHNOLOGY 18.6%

Communications Equipment 2.2%
7,400	Acme Packet, Inc.(a)	74,296
108,800	Arris Group, Inc.(a)	1,325,184
18,900	Black Box Corp.	519,183
13,800	Blue Coat Systems, Inc.(a)	257,922
3,500	Network Equipment Technologies, Inc.(a)(b)	19,950
3,000	PC-Tel, Inc.(a)	20,070
2,300	Riverbed Technology, Inc.(a)	46,023
2,900	ShoreTel, Inc.(a)	24,998
24,700	Symmetricom, Inc.(a)	160,056
37,000	Tekelec(a)	680,430
25,300	Viasat, Inc.(a)	683,100

		3,811,212

Computers & Peripherals 0.9%
59,200	Adaptec, Inc.(a)	157,472
17,300	Avid Technology, Inc.(a)	211,925
2,500	Compellent Technologies, Inc.(a)	39,725
48,800	Novatel Wireless, Inc.(a)	462,624
26,300	Synaptics, Inc.(a)(b)	630,411

		1,502,157

Electronic Equipment & Instruments 2.9%
12,800	Agilysys, Inc.	60,288
8,100	Benchmark Electronics, Inc.(a)	127,980
60,900	Brightpoint, Inc.(a)	361,746
10,600	Checkpoint Systems, Inc.(a)	183,698
7,400	CTS Corp.	62,382
37,100	DTS, Inc.(a)(b)	1,019,137
23,000	Insight Enterprises, Inc.(a)	236,900
6,600	Littelfuse, Inc.(a)	154,440
14,700	Mercury Computer Systems, Inc.(a)	169,050
5,600	Methode Electronics, Inc.	42,448
7,400	MTS Systems Corp.	173,826
4,600	OSI Systems, Inc.(a)	91,126
3,600	Park Electrochemical Corp.(b)	84,132
6,900	Plexus Corp.(a)	177,261
23,700	Radisys Corp.(a)	187,704
3,200	Rogers Corp.(a)	79,840
11,500	ScanSource, Inc.(a)	328,095
37,100	SYNNEX Corp.(a)(b)	1,054,382
900	Tech Data Corp.(a)	31,437
12,400	Technitrol, Inc.	90,024
12,500	TTM Technologies, Inc.(a)	123,375

		4,839,271

Internet Software & Services 1.8%
16,100	DealerTrack Holdings, Inc.(a)(b)	319,263
17,800	EarthLink, Inc.(a)(b)	150,410
66,300	j2 Global Communications, Inc.(a)(b)	1,590,537
2,800	Keynote Systems, Inc.(a)	28,168
22,800	Knot, Inc. (The)(a)	199,272
15,800	Perficient, Inc.(a)	116,604
40,800	Websense, Inc.(a)	603,840

		3,008,094

IT Services 2.4%
19,900	CACI International, Inc. (Class A Stock)(a)(b)	919,380
12,700	Ciber, Inc.(a)	42,037
49,100	CSG Systems International, Inc.(a)	818,988
15,800	Forrester Research, Inc.(a)	356,606
3,100	Gartner, Inc.(a)	53,010
21,500	MAXIMUS, Inc.	916,330
4,800	Online Resources Corp.(a)	31,728
20,100	RightNow Technologies, Inc.(a)	242,004
12,600	StarTek, Inc.(a)	119,070
1,300	TeleTech Holdings, Inc.(a)	21,736
16,900	Wright Express Corp.(a)	477,932

		3,998,821

Semiconductors & Semiconductor Equipment 4.6%
3,300	Cabot Microelectronics Corp.(a)	111,936
7,700	Cirrus Logic, Inc.(a)	41,426
4,200	Cymer, Inc.(a)	143,682
109,200	Cypress Semiconductor Corp.(a)	1,159,704
14,000	Diodes, Inc.(a)	258,440
27,300	DSP Group, Inc.(a)	237,783
38,500	Exar Corp.(a)	270,655
29,600	FEI Co.(a)(b)	725,200
23,500	Hittite Microwave Corp.(a)	825,320
25,400	Micrel, Inc.	198,628
600	Netlogic Microsystems, Inc.(a)	23,844
2,700	NVE Corp.(a)	145,071
18,500	RF Micro Devices, Inc.(a)	96,200
10,500	Silicon Laboratories, Inc.(a)(b)	449,715
119,100	Skyworks Solutions, Inc.(a)(b)	1,438,728
7,400	Standard Microsystems Corp.(a)	171,680
8,300	Supertex, Inc.(a)(b)	191,315
1,800	Tessera Technologies, Inc.(a)	50,562
70,800	TriQuint Semiconductor, Inc.(a)	508,344
2,800	Varian Semiconductor Equipment Associates, Inc.(a)(b)	89,712
31,100	Veeco Instruments, Inc.(a)	585,924

		7,723,869

Software 3.8%
12,700	Blackbaud, Inc.(b)	237,490
10,800	CommVault Systems, Inc.(a)	188,028
10,500	Concur Technologies, Inc.(a)(b)	362,145
6,600	Ebix, Inc.(a)	273,768
24,800	Epicor Software Corp.(a)(b)	150,784
2,800	i2 Technologies, Inc.(a)	37,688
45,800	Informatica Corp.(a)(b)	842,262
4,200	Interactive Intelligence, Inc.(a)	67,872
18,200	JDA Software Group, Inc.(a)	375,102
5,700	Manhattan Associates, Inc.(a)	105,450
1,500	Pegasystems, Inc.	42,450
25,700	Progress Software Corp.(a)	581,591
17,500	Radiant Systems, Inc.(a)	176,050
16,200	Smith Micro Software, Inc.(a)	185,166
23,600	SPSS, Inc.(a)	1,167,728
138,100	THQ, Inc.(a)	926,651
42,200	Tyler Technologies, Inc.(a)	649,880

		6,370,105

MATERIALS 5.1%

Chemicals 2.1%
23,800	A. Schulman, Inc.	507,178
1,600	Balchem Corp.	44,400
30,000	H.B. Fuller Co.(b)	604,800
14,200	NewMarket Corp.	1,074,230
21,500	OM Group, Inc.(a)(b)	723,690

9,000	Rockwood Holdings, Inc.(a)	161,280
7,600	Stepan Co.	340,328

		3,455,906

Construction Materials 0.8%
47,800	Eagle Materials, Inc.(b)	1,304,940
25,000	Headwaters, Inc.(a)	76,750

		1,381,690

Containers & Packaging 1.0%
8,700	Myers Industries, Inc.	85,608
36,700	Rock-Tenn Co. (Class A Stock)(b)	1,650,032

		1,735,640

Metals & Mining 1.0%
31,000	A.M. Castle & Co.	327,050
2,900	AMCOL International Corp.	54,549
14,700	Brush Engineered Materials, Inc.(a)	313,551
4,300	Kaiser Aluminum Corp.	142,158
42,500	RTI International Metals, Inc.(a)	754,800

		1,592,108

Paper & Forest Products 0.2%
19,000	Buckeye Technologies, Inc.(a)	120,650
2,900	Clearwater Paper Corp.(a)	116,203
4,200	Neenah Paper, Inc.	41,160
2,100	Schweitzer-Mauduit International, Inc.	68,670
3,800	Wausau Paper Corp.	35,720

		382,403

TELECOMMUNICATION SERVICES 0.2%

Diversified Telecommunication Services 0.1%
12,200	Frontier Communications Corp.	85,400

Wireless Telecommunication Services 0.1%
10,700	iPCS, Inc.(a)	192,707

UTILITIES 3.8%

Electric Utilities 0.9%
1,000	Hawaiian Electric Industries, Inc.	17,870
4,900	UIL Holdings Corp.	119,560
50,700	Unisource Energy Corp.(b)	1,399,320

		1,536,750

Gas Utilities 2.3%
55,500	Atmos Energy Corp.	1,507,380
15,400	Laclede Group, Inc. (The)	516,978
16,400	New Jersey Resources Corp.	633,040
9,900	Northwest Natural Gas Co.	441,936

11,200	Piedmont Natural Gas Co., Inc.	275,744
3,900	South Jersey Industries, Inc.	143,832
10,600	Southwest Gas Corp.	256,732

		3,775,642

Multi-Utilities 0.2%
16,600	Avista Corp.(b)	307,432
700	CH Energy Group, Inc.(b)	34,643
5,000	CMS Energy Corp.	64,700

		406,775

Water Utilities 0.4%
17,100	American States Water Co.	621,585

	Total long-term investments (cost $133,353,945)	165,047,712

SHORT-TERM INVESTMENTS 27.8%

Principal Amount (000)
U.S. Government Security 0.2%
$400	United States Treasury Bill 0.294%, 12/17/2009(c)(d) (cost $399,555)	399,668

Shares
Affiliated Money Market Mutual Fund 27.6%
46,416,230	Dryden Core Investment Fund-Taxable Money Market Series (cost $46,416,230; includes $44,675,652 of cash collateral received for securities on loan)(e)(f)	46,416,230

	Total short-term investments (cost $46,815,785)	46,815,898

	Total investments 126.0% (cost $180,169,730)(g)	211,863,610

	Liabilities in excess of other assets(h) (26.0%)	(43,720,744)

	Net Assets 100.0%	$168,142,866

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $43,043,358; cash collateral of $44,675,652 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$182,055,413	$30,918,719	$(1,110,522)	$29,808,197

The difference between the book basis and the tax basis was attributable to deferred losses on wash sales.

(h)	Includes net unrealized appreciation on financial futures contracts as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2009	Unrealized Appreciation(1)
	Long Position:
51	Russell 2000 Mini Index Futures	September 2009	$2,630,383	$2,835,090	$204,707

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$165,047,712	$—	$—
U.S. Government Security	—	399,668	—
Affiliated Money Market Mutual Fund	46,416,230	—	—

	211,463,942	399,668	—
Other Financial Instruments*	204,707	—	—

Total	$211,668,649	$399,668	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and July 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/ offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Small-Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 23, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 23, 2009

*	Print the name and title of each signing officer under his or her signature.